Related Party Transactions (Details) - Schedule of related parties receivables - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions (Details) - Schedule of related parties receivables [Line Items]
Total	$ 67,153	$ 367,549
Mr. Shuibo Zhang [Member]
Related Party Transactions (Details) - Schedule of related parties receivables [Line Items]
Total	13,556	296,252
Mr. Qi Zhang [Member]
Related Party Transactions (Details) - Schedule of related parties receivables [Line Items]
Total	22,922	38,806
Mr. Ruchun Huang [Member]
Related Party Transactions (Details) - Schedule of related parties receivables [Line Items]
Total	$ 30,675	$ 32,491